BASIC AND DILUTED NET LOSS PER SHARE	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
BASIC AND DILUTED NET LOSS PER SHARE	BASIC AND DILUTED NET LOSS PER SHARE
The following table sets forth the computation of basic and diluted losses per share:

	Six Months Ended
	June 30, 2025	June 30, 2024
	(Unaudited)	(Unaudited)
Numerator:

Net loss for basic and diluted loss per share	$(24,314)	$(35,970)

Denominator:

Weighted average number of Class A Ordinary shares used in computing basic and diluted net loss per share	30,043,892	11,934,325

Basic and diluted net loss per Class A Ordinary shares	$(0.81)	$(3.01)

During the six months ended June 30, 2025 and 2024, the Company was in a loss position and therefore all its potential shares were antidilutive. The potentially dilutive securities that were excluded from the computation for the six months ended June 30, 2025 and 2024 were 7,144,088 and 6,503,966, respectively, because including them would have been anti-dilutive.